Segment Information	12 Months Ended
Dec. 31, 2015
MidAmerican Energy Company [Member]
Segment Reporting Information [Line Items]
Segment Reporting Disclosure [Text Block]
Segment Information

MidAmerican Energy has identified two reportable operating segments: regulated electric and regulated gas. The previously reported nonregulated energy segment consisted substantially of MidAmerican Energy's unregulated retail services business, which was transferred to a subsidiary of BHE and is excluded from the information presented below. Refer to Note 3 for further discussion. The regulated electric segment derives most of its revenue from regulated retail sales of electricity to residential, commercial, and industrial customers and from wholesale sales. The regulated gas segment derives most of its revenue from regulated retail sales of natural gas to residential, commercial, and industrial customers and also obtains revenue by transporting gas owned by others through its distribution system. Pricing for regulated electric and regulated gas sales are established separately by regulatory agencies; therefore, management also reviews each segment separately to make decisions regarding allocation of resources and in evaluating performance. Common operating costs, interest income, interest expense and income tax expense are allocated to each segment based on certain factors, which primarily relate to the nature of the cost. Refer to Note 10 for a discussion of items affecting income tax (benefit) expense for the regulated electric and gas operating segments. The following tables provide information on a reportable segment basis (in millions):

	Years Ended December 31,
	2015	2014	2013
Operating revenue:
Regulated electric	$1,837	$1,817	$1,762
Regulated gas	661	996	824
Other	4	9	2
Total operating revenue	$2,502	$2,822	$2,588

Depreciation and amortization:
Regulated electric	$366	$312	$366
Regulated gas	41	39	37
Total depreciation and amortization	$407	$351	$403

Operating income:
Regulated electric	$385	$319	$255
Regulated gas	64	75	74
Total operating income	$449	$394	$329

Interest expense:
Regulated electric	$166	$157	$136
Regulated gas	17	17	15
Total interest expense	$183	$174	$151

Income tax (benefit) expense of continuing operations:
Regulated electric	$(163)	$(138)	$(136)
Regulated gas	16	22	23
Other	—	—	(3)
Total income tax (benefit) expense of continuing operations	$(147)	$(116)	$(116)

Earnings on common stock:
Regulated electric	$413	$361	$292
Regulated gas	33	40	41
Other	—	—	2
Earnings on common stock from continuing operations	446	401	335
Income on discontinued operations	16	16	14
Total earnings on common stock	$462	$417	$349

	Years Ended December 31,
	2015	2014	2013
Utility construction expenditures:
Regulated electric	$1,365	$1,429	$945
Regulated gas	81	97	81
Total utility construction expenditures	$1,446	$1,526	$1,026

	As of December 31,
	2015	2014	2013
Total assets:
Regulated electric	$12,970	$11,850	$10,521
Regulated gas	1,251	1,217	1,196
Other	164	167	131
Total assets	$14,385	$13,234	$11,848